ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - 10K	Jun. 17, 2024	Jan. 30, 2024	Jan. 29, 2024	Apr. 21, 2023
Class of Stock [Line Items]
Reverse stock split ratio			0.14290	0.0333
Subsequent Event
Class of Stock [Line Items]
Reverse stock split ratio	0.0769	0.1429	0.14290